SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	$ 15,343,683	$ 15,861,981
Total	23,342,534	22,586,275
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	45,665	249,701
Other receivables	3,007,975	2,775,092
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	627,163	413,689
Other receivables	$ 19,661,731	$ 19,147,793